Foreign Exchange (Loss)/Gain (Details) $ in Thousands		12 Months Ended
	Apr. 05, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Foreign Exchange (Loss)/Gain [Line Items]
Foreign exchange (loss)/gain		$ (66)	$ 1,016	$ 1,458
US$ [Member]
Foreign Exchange (Loss)/Gain [Line Items]
Exchange rate	1
ZiG [Member]
Foreign Exchange (Loss)/Gain [Line Items]
Exchange rate	13.56
Redwing and Mazowe Mines [Member]
Foreign Exchange (Loss)/Gain [Line Items]
Foreign exchange (loss)/gain		$ 118	$ 575	$ 1,195